Financial asset at fair value through profit or loss (Tables)	6 Months Ended
Dec. 31, 2024
Current financial assets at fair value through profit or loss [abstract]
Financial Asset at Fair Value through Profit or Loss

	31 Dec 2024	30 Jun 2024
	US$'000	US$'000
Current assets
Capped call transactions (refer to note 14)	28,300	-
Electricity financial asset	-	6,530
Total current financial assets at fair value through profit or loss	28,300	6,530

Non-current assets
Prepaid forward contract (refer to note 14)	56,017	-

Electricity financial asset - Reconciliation
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:

Opening fair value	6,530	-
Additions	15,686	28,332
Financial asset realized	(6,530)	(18,354)
Revaluation decrements (unrealized loss)	-	(3,448)
Close-out costs	(7,211)	-
Transfer to prepayment	(8,475)	-

Closing fair value	-	6,530
Capped call transactions and prepaid forward contract
On 6 December 2024, the Group issued convertible notes and has separately entered into privately negotiated capped call transactions and prepaid forward share purchase contract. Refer to Note 14 for further information related to the convertible notes and related financial instruments.
Electricity financial asset